Subsequent Events - Sprott Royalty Agreement (Details) - USD ($)	May 29, 2020	May 28, 2020	Mar. 31, 2020	Jan. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Smelter royalty agreement, amount			$ 30,000,000
Smelter royalty agreement, percent			1.50%
Common stock, shares authorized (in shares)			400,000,000		400,000,000	400,000,000
Preferred stock, authorized shares (in shares)			10,000,000		10,000,000
Common Stock, Shares, Outstanding (in shares)			2,897,568		2,897,568	2,598,035
Warrants outstanding (in shares)			12,700,000		12,700,000
Number of common stock called by each warrant (in shares)			2.21		2.13
Number of common stock called by warrants (in shares)			28,200,000		27,200,000
Exercise price of warrants (in dollars per share)			$ 5.07		$ 5.20
Subsequent Event
Subsequent Event [Line Items]
Smelter royalty agreement, amount				$ 30,000,000
Smelter royalty agreement, percent				1.50%
Aggregate authorized shares (in shares)	410,000,000	111,000,000
Preferred stock, authorized shares (in shares)	10,000,000
Common Stock, Shares, Outstanding (in shares)	0
Common stock, shares, outstanding, from pro rata distributions made to the Company's stockholders in the MUDS transaction (in shares)	15,512,091
Common stock, shares, outstanding, from conversion of MUDS Class B common stock (in shares)	3,258,333
Common stock, shares, outstanding, from stock issued to the holders of the 1.25 Lien Notes and the 1.5 Lien Notes in the exchange (in shares)	20,871,243
Warrants outstanding (in shares)	0
Common stock, shares, outstanding, from incremental equity investment (in shares)	2,000,000
Common stock, shares, outstanding, from incremental equity investment	$ 20,000,000
Common stock, shares, outstanding, from outstanding shares held by HYMC's public stockholders and not redeemed in connection with the MUDS transaction (in shares)	0
Common stock, shares, outstanding, from convertible Restricted stock units	$ 4,277,000
Common stock, shares, outstanding, from underwriting commission issuance	478,000
Number of common stock called by warrants (in shares)	0
Common stock, shares, outstanding, from lender issuance	0
Exercise price of warrants (in dollars per share)	$ 0
Subsequent Event | Forward Purchase Shares [Member]
Subsequent Event [Line Items]
Warrants outstanding (in shares)	625,000
Subsequent Event | Forward Purchase Units [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding (in shares)	2,500,000
Subsequent Event | Public Warrants [Member]
Subsequent Event [Line Items]
Warrants outstanding (in shares)	20,800,000
Number of common stock called by each warrant (in shares)	1
Warrants price (in dollars per share)	$ 11.50
Subsequent Event | Sponsor Private Placement Warrants [Member]
Subsequent Event [Line Items]
Warrants outstanding (in shares)	6,700,000
Number of common stock called by each warrant (in shares)	1
Subsequent Event | Sponsor Private Placement Warrants [Member] | Forward Purchase Units [Member]
Subsequent Event [Line Items]
Warrants price (in dollars per share)	$ 11.50
Subsequent Event | Cantor Private Placement Warrants [Member]
Subsequent Event [Line Items]
Warrants outstanding (in shares)	1,040,000
Number of common stock called by each warrant (in shares)	1
Number of common stock comprised by each unit (in shares)	1
Number of warrant comprised by each unit (in shares)	1
Sprott Agreements | Subsequent Event
Subsequent Event [Line Items]
Smelter royalty agreement, amount	$ 30,000,000
Smelter royalty agreement, percent	1.50%
Represents information pertaining to Subscription/Backstop Agreements. | Subsequent Event
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding (in shares)	6,500,000
Warrants outstanding (in shares)	3,250,000
Number of common stock called by each warrant (in shares)	1
Warrants price (in dollars per share)	$ 11.50
Number of common stock called by warrants (in shares)	3,250,000
Common stock | Subsequent Event
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)	400,000,000